Note 3 - Inventories - Summary of Inventories (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Inventory	$ 2,817,493	$ 3,191,140
Lubricant [Member]
Inventory	2,817,493	2,820,330
Bunkers [Member]
Inventory	$ 0	$ 370,810